UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacifica Capital Investments, LLC
Address:  P.O. Box 710
          5119 El Mirlo
          Rancho Santa Fe, CA 92067

Form 13F File Number:  028-13872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Leonard
Title:    Founder and Chief Investment Officer
Phone:    858-354-7180

Signature, Place, and Date of Signing:

      /s/ Steve Leonard            Rancho Santa Fe, CA        November 14, 2011
      -----------------            -------------------        -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           16
                                         -----------

Form 13F Information Table Value Total:  $   109,618
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
-----------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                               TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ----------------------
       NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
-----------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ------- ------ -------
AUTOMATIC DATA PROCESSING IN   COM       053015103        1,661       35,220             SOLE        NONE       4,150 N/A     31,070
AMERICAN EXPRESS CO            COM       025816109        4,796      106,816             SOLE        NONE      31,200 N/A     75,616
BEST BUY INC                   COM       086516101        4,847      208,021             SOLE        NONE      14,200 N/A    193,821
BERKSHIRE HATHAWAY CL A        COM       084670108        1,709           16             SOLE        NONE          13 N/A          3
BERKSHIRE HATHAWAY CL B        COM       084670702       20,046      282,172             SOLE        NONE      85,250 N/A    196,922
CB RICHARD ELLIS GROUP CL A    COM       12497T101          349       25,943             SOLE        NONE           0 N/A     25,943
CNA FINL CORP                  COM       126117100        9,696      431,499             SOLE        NONE     114,800 N/A    316,699
BARRY R G CORP OHIO            COM       068798107       12,615    1,190,111             SOLE        NONE     253,048 N/A    937,063
ENERGIZER HLDGS INC            COM       29266R108          735       11,065             SOLE        NONE       4,000 N/A      7,065
GOLDMAN SACHS GROUP INC        COM       38141G104       18,469      195,335             SOLE        NONE      30,000 N/A    165,335
JOHNSON & JOHNSON              COM       478160104        1,062       16,676             SOLE        NONE       6,200 N/A     10,476
MARKEL CORP                    COM       570535104          250          700             SOLE        NONE         700 N/A          0
OFFICE DEPOT INC               COM       676220106           21       10,000             SOLE        NONE      10,000 N/A          0
STARBUCKS CORP                 COM       855244109       19,340      518,628             SOLE        NONE     154,400 N/A    364,228
US BANCORP DEL                 COM       902973304        3,215      136,592             SOLE        NONE      34,200 N/A    102,392
WELLS FARGO & CO               COM       949746101       10,808      448,093             SOLE        NONE      42,500 N/A    405,593